SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Retroactive adoption of IFRS 16 - Consolidated statements of income and comprehensive income (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)
Purchase of goods and services	$ 1,274.7		$ 1,276.9		$ 1,303.4
Depreciation and amortization	685.6		691.3		677.3
Financial expenses	200.0		189.2		156.0
Deferred income tax expense	84.2		20.8		142.4
Net income and comprehensive income	833.1		653.7		939.7
Comprehensive income attributable to shareholder	$ 846.4		$ 633.5		$ 981.8
Increase (decrease) due to application of IFRS 16
Purchase of goods and services		$ (38.6)		$ (35.4)
Depreciation and amortization		28.9		27.1
Financial expenses		7.2		8.4
Deferred income tax expense		0.7
Net income and comprehensive income		1.8		(0.1)
Comprehensive income attributable to shareholder		$ 1.8		$ (0.1)